Appendix IV: Financial Instruments - Foreign Exchange and Interest Rate Options (Details)	Dec. 31, 2020 EUR (€)
Bought | 2021 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 1,104,000,000
Strike price of derivative instrument	5.11
Bought | 2021 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,667,000,000
Strike price of derivative instrument	0.75
Bought | 2021 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,384,000,000
Strike price of derivative instrument	0.90
Bought | 2021 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Bought | 2021 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2021 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2022 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2022 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2022 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2022 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	835,000,000
Bought | 2022 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2022 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	835,000,000
Strike price of derivative instrument	1.17
Bought | 2023 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2023 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2023 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2023 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Bought | 2023 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2023 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2024 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2024 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2024 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2024 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Bought | 2024 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2024 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2025 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2025 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2025 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2025 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Bought | 2025 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2025 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | Subsequent years | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | Subsequent years | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | Subsequent years | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | Subsequent years | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Bought | Subsequent years | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | Subsequent years | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2021 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	943,000,000
Strike price of derivative instrument	5.03
Sold | 2021 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,515,000,000
Strike price of derivative instrument	0.83
Sold | 2021 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,250,000,000
Strike price of derivative instrument	1.00
Sold | 2021 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2021 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2022 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2022 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2022 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2022 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	835,000,000
Strike price of derivative instrument	5.53
Sold | 2022 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2023 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2023 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2023 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2023 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2023 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2024 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2024 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2024 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2024 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2024 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2025 | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2025 | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2025 | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2025 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2025 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | Subsequent years | Put Currencies (USDBRL, BRLUSD)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | Subsequent years | Put Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | Subsequent years | Call Currencies (EURGBP, GBPEUR)
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | Subsequent years | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | Subsequent years | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Maximum | Bought | 2021 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Maximum | Bought | 2022 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	4.92
Maximum | Bought | 2023 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Maximum | Bought | 2024 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Maximum | Bought | 2025 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Maximum | Bought | Subsequent years | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | 2021 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | 2022 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	4.15
Minimum | Bought | 2023 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | 2024 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | 2025 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | Subsequent years | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	€ 0